REAL ESTATE INVESTMENTS, NET - Narrative (Q3) (Details)												3 Months Ended							4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 20, 2021 USD ($)	Jul. 07, 2021 USD ($)	Feb. 12, 2021 USD ($)	Jan. 29, 2021 USD ($)	Jan. 07, 2021 USD ($)	Dec. 31, 2020 USD ($) property state lease	Sep. 16, 2020 USD ($)	Aug. 27, 2020 USD ($)	Aug. 03, 2020 USD ($)	Apr. 01, 2020 USD ($)	Dec. 31, 2019 USD ($) property	Sep. 30, 2021 USD ($) state property	Jun. 30, 2021 lease	Mar. 31, 2021 USD ($) property	Dec. 31, 2020 USD ($) property state lease	Sep. 30, 2020 USD ($) property	Jun. 30, 2020 USD ($) property	Mar. 31, 2020 USD ($) property	Apr. 30, 2020 USD ($) lease	Dec. 31, 2020 USD ($) lease property state	Sep. 30, 2021 USD ($) state property	Sep. 30, 2020 USD ($) lease	Dec. 31, 2020 USD ($) property lease state	Dec. 31, 2019 USD ($)
Real Estate [Line Items]
Number of real estate properties | property						36						38			36					36	38		36
Number of states in which entity operates | state						14						14			14					14	14		14
Number of impaired real estate properties, vacant | property						2									2			2		2			2
Impairment of real estate investment properties												$ (0)			$ 761,100	$ (0)	$ 349,457	$ 9,157,068			$ (0)	$ 9,506,525	$ 10,267,625	$ 0
Impairment charge percentage						2.50%									2.50%	0.10%		2.20%		2.50%		0.10%	2.50%
Disposal group, including discontinued operation, consideration						$ 31,096,403									$ 31,096,403					$ 31,096,403			$ 31,096,403
Proceeds from sale of real estate investments																								0
Note receivable						$ 1,824,383					$ 0	1,966,767			$ 1,824,383					$ 1,824,383	1,966,767		1,824,383	0
Gain on sale of real estate investments												4,242,771				$ 1,693,642					$ 4,532,413	$ 1,693,642	$ 4,139,749	0
Weighted-average remaining amortization period																					9 years 3 months 18 days		9 years 4 months 24 days
Number of real estate properties identified as held-for-sale | property																				9			9
Number of real estate properties sold																				5			5
Number of real estate properties, held-for-sale						4											4				0	3	2
Number of real estate properties held for investment | lease						2									2					2			2
Real estate investment held for investment						$ 329,456,639					$ 403,535,694	329,689,217			$ 329,456,639					$ 329,456,639	$ 329,689,217		$ 329,456,639	$ 403,535,694
24 Hour Fitness
Real Estate [Line Items]
Gain on sale of real estate investments																					115,133
Raising Cane's
Real Estate [Line Items]
Revenue related to acquisition												$ 47,004									$ 47,004
Dana
Real Estate [Line Items]
Monthly rent payments		$ 65,000
Early termination fee		1,381,767
Mortgages | 24 Hour Fitness
Real Estate [Line Items]
Monthly mortgage payment										$ 32,000
Decrease in monthly mortgage payment										$ 8,000
Retail
Real Estate [Line Items]
Number of real estate properties | property						11						13			11					11	13		11
Disposal group, including discontinued operation, consideration																$ 15,943,462						$ 15,943,462
Gain on sale of real estate investments																						1,693,642
Number of real estate properties identified as held-for-sale | property														8									8
Number of real estate properties sold | lease													3							4
Number of real estate properties, held-for-sale						4					3				3	2	3						4
Retail | 24 Hour Fitness
Real Estate [Line Items]
Impairment of real estate investment properties																						5,664,517
Retail | Raising Cane's
Real Estate [Line Items]
Real estate investment held for investment												$ 3,620,000									$ 3,620,000
Retail | Chevron Gas Station, Roseville property
Real Estate [Line Items]
Disposal group, including discontinued operation, consideration					$ 4,050,000
Proceeds from sale of real estate investments					3,914,909
Gain on sale of real estate investments					$ 228,769
Retail | EcoThrift
Real Estate [Line Items]
Disposal group, including discontinued operation, consideration				$ 5,375,300
Proceeds from sale of real estate investments				2,684,225
Gain on sale of real estate investments				$ 51,415
Retail | Chevron Gas Station, San Jose property
Real Estate [Line Items]
Impairment of real estate investment properties																							$ 128,867
Disposal group, including discontinued operation, consideration			$ 4,288,888
Proceeds from sale of real estate investments			4,054,327
Gain on sale of real estate investments			$ 9,458
Retail | Rite Aid
Real Estate [Line Items]
Impairment of real estate investment properties																	$ 349,457						349,457
Disposal group, including discontinued operation, consideration						$ 7,250,000			$ 7,250,000						$ 7,250,000					$ 7,250,000			7,250,000
Proceeds from sale of real estate investments									3,299,016
Gain on sale of real estate investments									$ (422)														(422)
Retail | Walgreens
Real Estate [Line Items]
Disposal group, including discontinued operation, consideration						5,538,462		$ 5,538,462							5,538,462					5,538,462			5,538,462
Proceeds from sale of real estate investments								5,296,356
Gain on sale of real estate investments								$ 1,306,768															1,306,768
Operating leases extension																			10 years
Retail | Island Pacific
Real Estate [Line Items]
Disposal group, including discontinued operation, consideration							$ 3,155,000
Proceeds from sale of real estate investments							1,124,016
Gain on sale of real estate investments							$ 387,296
Retail | Walgreens Santa Maria and Stockbridge
Real Estate [Line Items]
Aggregate payment of lease incentives																			$ 990,000
Number of operating leases with lease incentives | lease																			2
Retail | Walgreens
Real Estate [Line Items]
Operating leases extension																			10 years
Real estate investment held for investment												5,326,706									$ 5,326,706
Retail | PreK Education
Real Estate [Line Items]
Aggregate payment of lease incentives												$ 2,000,000
Operating leases extension												8 years									8 years
Real estate investment held for investment						12,295,786									12,295,786					12,295,786			12,295,786
Retail | Harley Davidson
Real Estate [Line Items]
Impairment of real estate investment properties						632,233																	632,233
Real estate held for sale						$ 12,010,919						$ 11,860,000			$ 12,010,919					$ 12,010,919	$ 11,860,000		$ 12,010,919
Impairment reversal of real estate properties												400,999
Retail | Harley Davidson | Scenario, Plan
Real Estate [Line Items]
Proceeds from sale of real estate investments														$ 12,117,500
Real estate investment held for investment												$ 11,779,687									$ 11,779,687
Office
Real Estate [Line Items]
Number of real estate properties | property						14						14			14					14	14		14
Industrial
Real Estate [Line Items]
Number of real estate properties | property						11						11			11					11	11		11
Number of real estate properties identified as held-for-sale | property														1									1
Number of real estate properties sold | lease																				1
Number of real estate properties, held-for-sale | property																	1
Industrial | Dana
Real Estate [Line Items]
Impairment of real estate investment properties																						2,184,395	$ 2,184,395
Disposal group, including discontinued operation, consideration		10,000,000
Proceeds from sale of real estate investments		$ 4,975,334
Gain on sale of real estate investments	$ 4,127,638
Real estate investment held for investment						$ 5,498,515									$ 5,498,515					$ 5,498,515			$ 5,498,515
Industrial | Rite Aid
Real Estate [Line Items]
Impairment of real estate investment properties																						$ 349,457